ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2018	2019

Accrued payroll and welfare	$1,719	$1,444
Other tax payable	350	335
Accrued staff disbursement	1,214	1,366
Deposit payable	247	241
Accrued professional fees	172	173
Other current liabilities (i)	1,857	840
Other accrued expenses	643	633
Payable to AM Advertising and its subsidiaries (ii)	3,556	3,512

	$9,758	$8,544
(i)	The other current liabilities represent other payable to third parties of $788 and payable to capital withdraw of non-controlling shareholders of $52.
(ii)	The amounts due to AM Advertising and its subsidiaries mainly represent the operation borrowings payable.